GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
GOODWILL
Beginning balance	$ 415,752	$ 292,906
Addition (Note 3)	3,999	129,774
Accumulated impairment loss	(30,522)	(1,524)
Exchange difference	(10,316)	(6,928)
Goodwill, net	378,913	414,228
Impairment	$ 28,998	$ 0